OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Miscellaneous current liabilities [abstract]
Other Current Liabilities	Other Current Liabilities

	As at December 31, 2025	As at December 31, 2024
Provision for environmental rehabilitation (note 27b)	$181	$226
Deposit on Pueblo Viejo gold and silver streaming agreement	36	40
Share-based payments (note 34)	192	54
Derivative liabilities (note 25c)	89	—
Pueblo Viejo JV partner shareholder loan (note 29)	52	60
Other	166	80
	$716	$460